23 Income tax and social contribution (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(82)	(1,191)
Deferred income tax and social contribution, net	(82)	(1,191)	R$ (265)
Tax losses [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets		253
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net		253
Provision for legal proceedings [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	81	106
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	81	106
Exchange rate variation [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	26	31
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	26	31
Goodwill tax amortization [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(315)	(480)
Deferred income tax and social contribution, net	(315)	(480)
Mark-to-market adjustment [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(2)	(3)
Deferred income tax and social contribution, net	(2)	(3)
Property, plant and equipment, intangible and investment properties [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	20
Deferred income tax and social contribution, liabilities		(1,217)
Deferred income tax and social contribution, net	20	(1,217)
Unrealized gains with tax credits [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(60)	(130)
Deferred income tax and social contribution, net	(60)	(130)
Cash flow hedge [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets
Deferred income tax and social contribution, liabilities	(20)	(78)
Deferred income tax and social contribution, net	(20)	(78)
Lease net of right of use [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	131	105
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	131	105
Presumed tax on equity - exito group [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets		192
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net		192
Others [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	57	30
Deferred income tax and social contribution, liabilities
Deferred income tax and social contribution, net	57	30
Gross deferred income tax and social contribution assets (liabilities) [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	315	717
Deferred income tax and social contribution, liabilities	(397)	(1,908)
Deferred income tax and social contribution, net	(82)	(1,191)
Compensation [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred income tax and social contribution, assets	(315)	(717)
Deferred income tax and social contribution, liabilities	315	717
Deferred income tax and social contribution, net